Financial instruments - Collaboration and License Agreement (Details) $ in Thousands	6 Months Ended	12 Months Ended		19 Months Ended
	Dec. 31, 2015 USD ($) customer	Jun. 30, 2015 customer	Jun. 30, 2014 customer	Dec. 31, 2015 USD ($)
Collaboration and License Agreement
Number of customers | customer	1	1	1
GlaxoSmithKline Intellectual Property Development Ltd | Collaborative arrangement
Collaboration and License Agreement
Impairment losses				$ 0
Amounts past due	$ 0			$ 0